Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2025 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities, affiliated investment Funds and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2025, the Fund owned 4.8% of Tax-Managed Growth Portfolio's outstanding interests, 45.8% of Tax-Managed Multi-Cap Growth Portfolio's outstanding interests, 36.4% of Tax-Managed Small-Cap Portfolio's outstanding interests and 20.9% of Tax-Managed Value Portfolio's outstanding interests. The Fund's Portfolio of Investments at July 31, 2025 is set forth below.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Affiliated Investment Funds — 7.9%
Security	Shares	Value
Eaton Vance Global Equity Income Fund, Class I(1)	3,588,373	$ 64,411,288
Total Affiliated Investment Funds (identified cost $61,582,997)		$ 64,411,288

Investments in Affiliated Portfolios — 88.2%
Description	Value
Tax-Managed Growth Portfolio (identified cost, $60,087,532)	$303,605,201
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $43,192,264)	135,837,224
Tax-Managed Small-Cap Portfolio (identified cost, $64,573,432)	70,665,665
Tax-Managed Value Portfolio (identified cost, $131,364,044)	212,088,344
Total Investments in Affiliated Portfolios (identified cost $299,217,272)	$722,196,434

Debt Obligations — 3.5%(2)
Security	Principal Amount (000's omitted)	Value
Banks — 2.3%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(3)(4)	$600	$ 667,176
Banco Mercantil del Norte SA/Grand Cayman:
8.375% to 10/14/30(3)(4)(5)	600	634,223
8.375% to 5/20/31(3)(4)(5)	200	204,562
Banco Santander SA, 9.625% to 5/21/33(3)(4)	600	710,143
Bank of America Corp.:
6.625% to 5/1/30(3)(4)	500	513,277
Series TT, 6.125% to 4/27/27(3)(4)	425	429,751
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(4)	964	1,010,902
Barclays PLC, 8.00% to 3/15/29(3)(4)	526	558,792
BNP Paribas SA:
4.625% to 2/25/31(3)(4)(5)	203	182,352
7.75% to 8/16/29(3)(4)(5)	505	535,390
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(4)	670	677,705
Citigroup, Inc.:
6.875% to 8/15/30(3)(4)	300	303,300
6.95% to 2/15/30(3)(4)	440	444,665
Series W, 4.00% to 12/10/25(3)(4)	298	296,756
Deutsche Bank AG:
6.00% to 10/30/25(3)(4)	400	399,430
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Deutsche Bank AG: (continued)
8.13% to 4/30/30(3)(4)(6)	$400	$ 419,950
Farm Credit Bank of Texas, 7.75% to 6/15/29(3)(4)	429	445,370
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	395	405,613
ING Groep NV, 8.00% to 5/16/30(3)(4)(6)	670	724,536
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(3)(4)	559	551,115
KeyCorp, Series D, 5.00% to 9/15/26(3)(4)	975	962,485
NatWest Group PLC:
4.60% to 6/28/31(3)(4)	200	178,160
8.125% to 11/10/33(3)(4)	460	505,122
PNC Financial Services Group, Inc., Series U, 6.00% to 5/15/27(3)(4)	800	803,535
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(4)	820	854,765
Societe Generale SA, 5.375% to 11/18/30(3)(4)(5)	1,034	960,385
State Street Corp., Series J, 6.70% to 9/15/29(3)(4)	230	239,077
Swedbank AB, 7.75% to 3/17/30(3)(4)(6)	600	637,125
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(4)	975	1,030,173
Truist Financial Corp.:
Series P, 4.95% to 9/1/25(3)(4)	125	125,066
Series Q, 5.10% to 3/1/30(3)(4)	134	132,229
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	419	376,578
6.85% to 9/10/29(3)(4)(5)	675	691,825
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(3)(4)	984	975,434
		$ 18,586,967
Capital Markets — 0.1%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(3)(4)	$1,270	$ 1,161,999
		$ 1,161,999
Construction Materials — 0.0%†
Cemex SAB de CV, 7.20% to 6/10/30(3)(4)(5)	$437	$ 446,701
		$ 446,701
Diversified Financial Services — 0.3%
Air Lease Corp., 6.00% to 9/24/29(3)(4)	$555	$ 546,582
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(4)(5)	914	888,865
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(3)(4)	143	140,146
Series W, 7.50% to 2/10/29(3)(4)	230	243,513
Nomura Holdings, Inc., 7.00% to 7/15/30(3)(4)	300	304,089
		$ 2,123,195

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.2%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)	$583	$ 571,406
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	450	454,381
Sempra, 4.125% to 1/1/27, 4/1/52(4)	581	562,507
		$ 1,588,294
Financial Services — 0.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(3)(4)	$470	$ 457,711
		$ 457,711
Food Products — 0.1%
Land O' Lakes, Inc., 8.00%(3)(5)	$824	$ 790,035
		$ 790,035
Independent Power and Renewable Electricity Producers — 0.0%†
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	$408	$ 396,491
		$ 396,491
Insurance — 0.2%
Allianz SE, 3.50% to 11/17/25(3)(4)(5)	$600	$ 593,267
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(5)	876	852,634
		$ 1,445,901
Pipelines — 0.1%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(4)	$606	$ 645,837
Energy Transfer LP, Series B, 6.625% to 2/15/28(3)(4)	359	358,479
		$ 1,004,316
Telecommunications — 0.1%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(4)(5)	$620	$ 612,384
		$ 612,384
Total Debt Obligations (identified cost $27,964,896)		$ 28,613,994

Exchange-Traded Funds — 0.0%†
Security	Shares	Value
Equity Funds — 0.0%†
iShares Preferred & Income Securities ETF	10,500	$ 328,125
Total Exchange-Traded Funds (identified cost $321,825)		$ 328,125

Preferred Stocks — 0.3%
Security	Shares	Value
Banks — 0.0%†
Citizens Financial Group, Inc., Series H, 7.375%	5,587	$ 147,888
		$ 147,888
Capital Markets — 0.0%†
Bank of New York Mellon Corp., Series K, 6.15% to 3/20/30(4)	10,800	$ 278,856
		$ 278,856
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc.:
4.625%	17,551	$ 275,551
7.25%	4,870	119,802
SCE Trust IV, Series J, 5.375% to 9/15/25(4)	2,004	47,795
		$ 443,148
Insurance — 0.2%
American National Group, Inc.:
7.375%	12,500	$ 316,250
Series B, 6.625% to 9/1/25(4)	15,135	382,916
Aspen Insurance Holdings Ltd., 7.00%	11,000	271,700
Athene Holding Ltd., Series A, 6.35% to 6/30/29(4)	30,000	746,700
		$ 1,717,566
Total Preferred Stocks (identified cost $2,694,401)		$ 2,587,458

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(7)	422,564	$ 422,564
Total Short-Term Investments (identified cost $422,564)		$ 422,564
Total Investments — 100.0% (identified cost $392,203,955)		$818,559,863
Other Assets, Less Liabilities — 0.0%†		$ 130,283
Net Assets — 100.0%		$818,690,146
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund.
(2)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $7,769,201 or 0.9% of the Fund's net assets.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $1,781,611 or 0.2% of the Fund's net assets.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.

The Fund did not have any open derivative instruments at July 31, 2025.
Affiliated Investments
At July 31, 2025, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $64,833,852, which represents 8.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Affiliated Investment Funds
Eaton Vance Global Equity Income Fund, Class I	$ —	$61,582,997	$ —	$ —	$2,828,291	$64,411,288	$1,342,957	3,588,373
Short-Term Investments
Liquidity Fund, Institutional Class(1)	856,996	9,051,130	(9,485,562)	—	—	422,564	26,863	422,564
Total				$ —	$2,828,291	$64,833,852	$1,369,820
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

At July 31, 2025, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$ 64,411,288	$ —	$ —	$ 64,411,288
Investments in Affiliated Portfolios	722,196,434	—	—	722,196,434
Debt Obligations	—	28,613,994	—	28,613,994
Exchange-Traded Funds	328,125	—	—	328,125
Preferred Stocks	2,587,458	—	—	2,587,458
Short-Term Investments	422,564	—	—	422,564
Total Investments	$789,945,869	$28,613,994	$ —	$818,559,863
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for each Portfolio at July 31, 2025 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.